Employee Benefits and Private Pension Plan - Additional information (Detail) R$ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) employee	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Summary of employee benefits [line items]
Maximum matching contribution percentage		11.00%
Defined contribution pension plan reversion fund | R$	R$ 47,088	R$ 36,068
Contribution to Ultraprev | R$	R$ 11,020	R$ 20,505	R$ 21,357	R$ 24,323
Number of active participating employees		7,290
Number of retired participating employees		361
Number of former employees receiving benefits		23
Bottom of range [member]
Summary of employee benefits [line items]
Monthly accumulated fund percentage		0.30%
Fixed monthly accumulated fund period		5 years
Average period		10 months
Top of range [member]
Summary of employee benefits [line items]
Monthly accumulated fund percentage		1.00%
Fixed monthly accumulated fund period		35 years
Average period		70 months